Revenue and related balances	6 Months Ended
Jun. 30, 2022
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table represents disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Subscription revenue	31,916	23,644	61,044	43,419
Professional services	3,020	1,987	5,947	3,954
	34,936	25,631	66,991	47,373